KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

COMMON STOCKS - 84.7%	Shares	Value
Communications - 11.0%
Entertainment Content - 5.7%
ViacomCBS, Inc. - Class B	39,010	$ 1,616,964
Walt Disney Company (The) (a)	18,200	3,299,660
		4,916,624
Telecommunications - 5.3%
AT&T, Inc.	86,692	2,377,095
Deutsche Telekom AG - ADR	55,289	1,176,550
Verizon Communications, Inc.	19,300	1,061,500
		4,615,145
Consumer Discretionary - 7.7%
Automotive - 7.7%
Continental AG - ADR (a)	62,900	845,376
General Motors Company (a)	92,720	4,544,207
Honda Motor Company Ltd. - ADR	41,400	1,252,764
		6,642,347
Consumer Staples - 3.3%
Food - 1.0%
Ingredion, Inc.	9,800	861,028

Retail - Consumer Staples - 2.3%
Walgreen Boots Alliance, Inc.	38,950	1,976,713

Energy - 7.4%
Oil & Gas Producers - 5.9%
BP plc - ADR	89,120	2,179,876
Royal Dutch Shell plc - Class A - ADR	39,454	1,568,691
Valero Energy Corporation	20,400	1,352,724
		5,101,291
Oil & Gas Services & Equipment - 1.5%
Schlumberger Ltd.	47,555	1,333,442

Financials - 21.7%
Banking - 9.4%
Bank of America Corporation	81,720	3,411,810
Citigroup, Inc.	54,100	3,890,331

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.7% (Continued)	Shares	Value
Financials - 21.7% (Continued)
Banking - 9.4% (Continued)
Truist Financial Corporation	15,300	$ 873,018
		8,175,159
Institutional Financial Services - 1.4%
Credit Suisse Group AG - ADR (a)	112,000	1,183,840

Insurance - 10.9%
Equitable Holdings, Inc.	60,150	1,865,251
Everest Re Group Ltd.	6,200	1,642,380
Hartford Financial Services Group, Inc. (The)	11,650	783,113
Lincoln National Corporation	74,850	5,138,453
		9,429,197
Health Care - 16.4%
Biotech & Pharma - 11.5%
Bristol-Myers Squibb Company	22,850	1,527,751
Merck & Company, Inc.	17,430	1,329,735
Organon & Company	77,343	2,621,154
Roche Holding AG - ADR	32,250	1,619,595
Viatris, Inc.	193,485	2,830,686
		9,928,921
Health Care Facilities & Services - 4.9%
Cardinal Health, Inc.	54,965	2,885,113
McKesson Corporation	6,880	1,404,483
		4,289,596
Industrials - 10.9%
Aerospace & Defense - 1.2%
Lockheed Martin Corporation	2,900	1,043,420

Electrical Equipment - 6.8%
Acuity Brands, Inc.	15,785	2,912,806
Johnson Controls International plc	39,449	2,950,785
		5,863,591
Machinery - 1.1%
Crane Company	9,600	976,992

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.7% (Continued)	Shares	Value
Industrials - 10.9% (Continued)
Transportation & Logistics - 1.8%
FedEx Corporation	5,700	$ 1,514,433

Materials - 3.5%
Chemicals - 3.5%
Corteva, Inc.	25,499	1,121,191
Dow, Inc.	14,449	908,842
DuPont de Nemours, Inc.	12,900	954,858
		2,984,891
Technology - 2.8%
Technology Hardware - 1.7%
Cisco Systems, Inc.	24,920	1,470,778

Technology Services - 1.1%
Leidos Holdings, Inc.	10,000	981,100

Total Common Stocks (Cost $61,245,148)		$ 73,288,508

PREFERRED STOCKS - 1.0%	Shares	Value
Communications - 1.0%
Entertainment Content - 1.0%
ViacomCBS, Inc., Series A, 5.75% (Cost $860,830)	13,500	$ 909,900

WARRANTS - 0.1%	Shares	Value
Energy - 0.1%
Oil & Gas Producers - 0.1%
Occidental Petroleum Corporation, expires 08/03/2027 (a) (Cost $0)	4,600	$ 46,552

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 14.1%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Shares, 0.01% (b) (Cost $12,164,129)	12,164,129	$ 12,164,129

Investments at Value - 99.9% (Cost $74,270,107)		$ 86,409,089

Other Assets in Excess of Liabilities - 0.1%		132,266

Net Assets - 100.0%		$ 86,541,355

ADR	- American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2021.